Acquisition of Nora Pharma Inc. (Details Narrative)		9 Months Ended
	Oct. 20, 2022 USD ($) shares	Sep. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Oct. 20, 2022 CAD ($)
Business Acquisition [Line Items]
Earnout payable		$ 2,547,831	$ 3,632,000
Nora Pharma [Member]
Business Acquisition [Line Items]
Purchase price of shares	$ 18,860,637
Payments to acquire shares	$ 14,346,637
Stock issued for acquisition | shares	3,700,000
Stock issued for acquisition, value	$ 4,514,000
Nora Pharma [Member] | Malek Chamoun [Member]
Business Acquisition [Line Items]
Earnout payable	$ 3,632,000	2,547,831		$ 5,000,000
Payment of earnout liability		$ 1,084,169